CONSOLIDATED STATEMENTS OF CASH FLOWS In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Cash flows from operating activities
Net income	$ 4,481	¥ 368,302	¥ 465,485	¥ 244,212
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	12,992	1,067,830	1,175,573	1,414,569
Provision for doubtful accounts and credit losses	117	9,623	4,140	100,775
Pension and severance costs, less payments	203	16,711	(23,414)	1,254
Losses on disposal of fixed assets	408	33,528	36,214	46,937
Unrealized losses on available-for-sale securities, net	655	53,831	7,915	2,486
Deferred income taxes	78	6,395	85,710	25,537
Equity in earnings of affiliated companies	(2,405)	(197,701)	(215,016)	(45,408)
Changes in operating assets and liabilities, and other
(Increase) decrease in accounts and notes receivable	(7,123)	(585,464)	421,423	(576,711)
(Increase) decrease in inventories	(4,197)	(344,923)	51,808	56,059
(Increase) decrease in other current assets	(2,196)	(180,529)	38,307	97,494
Increase (decrease) in accounts payable	9,203	756,363	(406,210)	649,214
Increase (decrease) in accrued income taxes	255	20,943	(40,629)	102,207
Increase in other current liabilities	3,849	316,366	239,319	213,341
Other	1,352	111,160	183,384	226,564
Net cash provided by operating activities	17,672	1,452,435	2,024,009	2,558,530
Cash flows from investing activities
Additions to finance receivables	(101,390)	(8,333,248)	(8,438,785)	(7,806,201)
Collection of finance receivables	97,429	8,007,711	7,934,364	7,509,578
Proceeds from sales of finance receivables	657	53,999	69,576	8,390
Additions to fixed assets excluding equipment leased to others	(8,803)	(723,537)	(629,326)	(604,536)
Additions to equipment leased to others	(9,838)	(808,545)	(1,061,865)	(833,065)
Proceeds from sales of fixed assets excluding equipment leased to others	446	36,633	51,342	52,473
Proceeds from sales of equipment leased to others	5,248	431,313	486,695	465,092
Purchases of marketable securities and security investments	(38,614)	(3,173,634)	(4,421,807)	(2,412,182)
Proceeds from sales of marketable securities and security investments	1,973	162,160	189,037	77,025
Proceeds upon maturity of marketable securities and security investments	32,786	2,694,665	3,527,119	1,031,716
Payment for additional investments in affiliated companies, net of cash acquired	(2)	(147)	(299)	(1,020)
Changes in investments and other assets, and other	2,555	209,972	177,605	(337,454)
Net cash used in investing activities	(17,553)	(1,442,658)	(2,116,344)	(2,850,184)
Cash flows from financing activities
Proceeds from issuance of long-term debt	29,138	2,394,807	2,931,436	3,178,310
Payments of long-term debt	(34,889)	(2,867,572)	(2,489,632)	(2,938,202)
Increase (decrease) in short-term borrowings	3,792	311,651	162,260	(335,363)
Dividends paid	(1,908)	(156,785)	(141,120)	(172,476)
Purchase of common stock, and other	(456)	(37,448)	(28,617)	(10,251)
Net cash provided by (used in) financing activities	(4,323)	(355,347)	434,327	(277,982)
Effect of exchange rate changes on cash and cash equivalents	(681)	(55,939)	(127,029)	(8,898)
Net increase (decrease) in cash and cash equivalents	(4,885)	(401,509)	214,963	(578,534)
Cash and cash equivalents at beginning of year	25,316	2,080,709	1,865,746	2,444,280
Cash and cash equivalents at end of year	$ 20,431	¥ 1,679,200	¥ 2,080,709	¥ 1,865,746